Insurance Contract Liabilities and Investment Contract Liabilities - Impact of Method and Assumption Changes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	CAD (173)	CAD 35
Mortality / Morbidity
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(286)	(16)
Lapse and other policyholder behaviour
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	149	98
Expenses
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	71	18
Investment returns
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(62)	(281)
Model enhancements and other
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	CAD (45)	CAD 216